Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40377
Entity Registrant Name	Valneva SE
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	6 rue Alain Bombard
Entity Address, Postal Zip Code	44800
Entity Address, City or Town	Saint-Herblain
Entity Address, Country	FR
Entity Common Stock, Shares Outstanding	138,367,482
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001836564
American Depositary Shares, each representing two ordinary shares, €0.15 nominal value per share
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, €0.15 nominal value per share
Trading Symbol	VALN
Security Exchange Name	NASDAQ
Ordinary shares, €0.15 nominal value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, €0.15 nominal value per share
Security Exchange Name	NASDAQ
Business contact
Entity Addresses [Line Items]
Entity Address, Address Line One	6 rue Alain Bombard
Entity Address, Postal Zip Code	44800
Entity Address, City or Town	Saint-Herblain
Entity Address, Country	FR
Contact Personnel Name	Thomas Lingelbach
Country Region	+33
City Area Code	2
Local Phone Number	28 07 37 10